Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Activity of related party loans
A summary of activity of related party loans is shown below:

	2013	2012

Balance, Beginning	$4,776,492	$5,504,230

New Loans	7,610,259	8,075,835
Repayments	(8,322,163)	(10,510,517)
Transactions Due to Changes in Directors	-	1,706,944

Balance, Ending	$4,064,588	$4,776,492